Convertible promissory note (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 26, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2019
Derivative liability		$ 3,450,000	$ 0
Amortization of debt issuance costs		(48,160)	$ 0	$ (1,093,440)
Convertible promissory note [Member]
Issued Convertible promissory note	$ 6,420,000
Derivative liability	3,870,000	3,450,000
Change in fair value of derivative liability		$ 420,000
Debt discount	3,870,000
Convertible promissory note	$ 6,420,000
Convertible into ordinary shares	$ 0.025
description of amortized		the Company has determined that the floor price under the Note is assumed to be $0.12, which is calculated based on an 80% discount of the Nasdaq Minimum Price of $0.5785 on the date of the Company’s
Discount amount	$ 420,000
Amortization of debt issuance costs		$ 48,160
Net of amortization		$ 2,180,000
Conversion price		$ 0.12